Offerings	May 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Note 1a. An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of the registration fees. Note 1b. The Debt Securities to be offered hereunder will consist of one or more series of Senior Debt Securities, Subordinated Debt Securities, Junior Subordinated Debt Securities, or any combination thereof.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1a.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1a.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00
Fee Rate	0.01381%
Offering Note	See Note 1a.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1a.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1a.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1a. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00
Maximum Aggregate Offering Price	$ 183,376,179.78
Carry Forward Form Type	S-3
Carry Forward File Number	333-272739
Carry Forward Initial Effective Date	Jun. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 25,324.25
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, this Registration Statement includes unsold securities originally registered under the Registrant's Registration Statement on Form S-3 filed with the Securities and Exchange Commission on June 16, 2023 (Registration No. 333-272739), as follows: an aggregate amount of $183,376,179.78 of common stock issuable under the registrant's at-the-market equity offering program.